Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Jun. 07, 2016	Oct. 27, 2017	Sep. 18, 2017	Jan. 18, 2016	Dec. 31, 2017	Mar. 03, 2017
Commitments and Contingencies (Textual)
Monthly rent payment	$ 5,900	$ 1,129	$ 4,000	$ 12,300	$ 26,000
Security deposit			$ 8,000	$ 37,000		$ 200,659
Operating lease, description	Commenced on September 1, 2016 and runs through November 30, 2021. Commenced on September 1, 2017 and runs through November 30, 2021.	TX that expires in October 31, 2018.	The term of the lease runs until July 31, 2019.	The term of the lease runs until May 30, 2019.	The term of the lease originally ran until March 4, 2022.
Expires date		Oct. 31, 2018